SEGMENT INFORMATION - Non-current assets presented by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	$ 337,693	$ 336,767
Singapore
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	41,741	60,589
United States of America
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	84,740	63,924
Australia
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	41,896	46,668
Others
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	$ 169,316	$ 165,586